CONDENSED CONSOLIDATED STATEMENTS CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (unaudited) - USD ($)	Class A common stock subject to possible redemption Common Stock	Class A common stock subject to possible redemption	Class A common stock not subject to possible redemption Common Stock	Class B common stock Common Stock		Common Stock	Additional Paid-in Capital Private placement warrants	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Rights	Additional Paid-in Capital	Accumulated Deficit	Private placement warrants	Public Warrants	Rights	Total
Balance at the beginning at Sep. 22, 2021			$ 0	$ 0						$ 0	$ 0				$ 0
Balance at the beginning (in shares) at Sep. 22, 2021			0	0
Balance at the beginning at Sep. 22, 2021		$ 0
Balance at the beginning (in shares) at Sep. 22, 2021						0
Increase (Decrease) in Stockholders' Equity
Issuance of common shares to Sponsor				$ 230						24,770					25,000
Issuance of common shares to Sponsor (in shares)				2,300,000
Net loss											(19,889)				(19,889)
Balance at the end at Dec. 31, 2021			$ 0	$ 230						24,770	(19,889)				5,111
Balance at the end (in shares) at Dec. 31, 2021			0	2,300,000	[1]
Balance at the end at Dec. 31, 2021	$ 0
Balance at the end (in shares) at Dec. 31, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Net loss											(27,021)				(27,021)
Balance at the end at Mar. 31, 2022			$ 0	$ 230						24,770	(46,910)				(21,910)
Balance at the end (in shares) at Mar. 31, 2022			0	2,300,000
Balance at the end at Mar. 31, 2022	$ 0
Balance at the end (in shares) at Mar. 31, 2022	0
Balance at the beginning at Dec. 31, 2021			$ 0	$ 230						24,770	(19,889)				5,111
Balance at the beginning (in shares) at Dec. 31, 2021			0	2,300,000	[1]
Balance at the beginning at Dec. 31, 2021	$ 0
Balance at the beginning (in shares) at Dec. 31, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Net loss															(668,818)
Balance at the end at Sep. 30, 2022			$ 14	$ 230							(4,294,932)				(4,294,688)
Balance at the end (in shares) at Sep. 30, 2022			138,000	2,300,000
Balance at the end at Sep. 30, 2022	$ 93,103,585
Balance at the end (in shares) at Sep. 30, 2022	9,200,000
Balance at the beginning at Dec. 31, 2021			$ 0	$ 230						24,770	(19,889)				5,111
Balance at the beginning (in shares) at Dec. 31, 2021			0	2,300,000	[1]
Balance at the beginning at Dec. 31, 2021	$ 0
Balance at the beginning (in shares) at Dec. 31, 2021	0	0
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest earned	$ 15,026,474									(11,603,834)	(3,422,640)				(15,026,474)
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	848,637										(848,637)				(848,637)
Issuance of Class A Common stock, net of issuance costs of $8,139,659	$ 77,893,526
Issuance of Class A Common stock, net of issuance costs of $8,139,659 (in shares)	92,000
Fair value of underwriter's overallotment options exercised										52,147					52,147
Deemed capital contribution by the Sponsor through transfer of Class B shares										2,508,632					2,508,632
Issuance of representative shares			$ 14							622,868					622,882
Issuance of Representative Shares (in shares)			138,000
Issuance of warrants and rights							$ 3,040,000	$ 1,460,494	$ 3,894,923			$ 3,040,000	$ 1,460,494	$ 3,894,923
Net loss											(3,763,638)				(3,763,638)
Balance at the end at Dec. 31, 2022	$ 93,768,637		$ 14	$ 230							(8,054,804)				(8,054,560)
Balance at the end (in shares) at Dec. 31, 2022			138,000	2,300,000
Balance at the end at Dec. 31, 2022	$ 93,768,637	$ 93,768,637
Balance at the end (in shares) at Dec. 31, 2022	9,200,000	9,200,000
Balance at the beginning at Mar. 31, 2022			$ 0	$ 230						24,770	(46,910)				(21,910)
Balance at the beginning (in shares) at Mar. 31, 2022			0	2,300,000
Balance at the beginning at Mar. 31, 2022	$ 0
Balance at the beginning (in shares) at Mar. 31, 2022	0
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest earned										(11,603,834)	(3,422,640)				(15,026,474)
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned	$ 15,026,474
Issuance of stock, net of issuance costs							$ 3,040,000	$ 1,460,494	$ 3,894,923			$ 3,040,000	$ 1,460,494	$ 3,894,923
Issuance of Class A Common stock, net of issuance costs of $8,139,659	$ 77,893,526
Issuance of Class A Common stock, net of issuance costs of $8,139,659 (in shares)	9,200,000
Fair value of underwriter's overallotment options exercised										52,147					52,147
Deemed capital contribution by the Sponsor through transfer of Class B shares										2,508,632					2,508,632
Issuance of representative shares			$ 14							$ 622,868					622,882
Issuance of Representative Shares (in shares)			138,000
Net loss											(461,079)				(461,079)
Balance at the end at Jun. 30, 2022			$ 14	$ 230							(3,930,629)				(3,930,385)
Balance at the end (in shares) at Jun. 30, 2022			138,000	2,300,000
Balance at the end at Jun. 30, 2022	$ 92,920,000
Balance at the end (in shares) at Jun. 30, 2022	9,200,000
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest earned	$ 183,585
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned											(183,585)				(183,585)
Net loss											(180,718)				(180,718)
Balance at the end at Sep. 30, 2022			$ 14	$ 230							(4,294,932)				(4,294,688)
Balance at the end (in shares) at Sep. 30, 2022			138,000	2,300,000
Balance at the end at Sep. 30, 2022	$ 93,103,585
Balance at the end (in shares) at Sep. 30, 2022	9,200,000
Balance at the beginning at Dec. 31, 2022	$ 93,768,637		$ 14	$ 230							(8,054,804)				(8,054,560)
Balance at the beginning (in shares) at Dec. 31, 2022			138,000	2,300,000
Balance at the beginning at Dec. 31, 2022	$ 93,768,637	$ 93,768,637
Balance at the beginning (in shares) at Dec. 31, 2022	9,200,000	9,200,000
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest earned	$ 731,188
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned											(731,188)				(731,188)
Net loss											(585,537)				(585,537)
Balance at the end at Mar. 31, 2023	$ 94,499,825		$ 14	$ 230							(9,371,529)				(9,371,285)
Balance at the end (in shares) at Mar. 31, 2023			138,000	2,300,000
Balance at the end (in shares) at Mar. 31, 2023	9,200,000
Balance at the beginning at Dec. 31, 2022	$ 93,768,637		$ 14	$ 230							(8,054,804)				(8,054,560)
Balance at the beginning (in shares) at Dec. 31, 2022			138,000	2,300,000
Balance at the beginning at Dec. 31, 2022	$ 93,768,637	$ 93,768,637
Balance at the beginning (in shares) at Dec. 31, 2022	9,200,000	9,200,000
Increase (Decrease) in Stockholders' Equity
Net loss															(9,294,658)
Balance at the end at Sep. 30, 2023	$ 98,169,709		$ 14	$ 230							(21,750,534)				(21,750,290)
Balance at the end (in shares) at Sep. 30, 2023			138,000	2,300,000
Balance at the end at Sep. 30, 2023		$ 98,169,709
Balance at the end (in shares) at Sep. 30, 2023	9,200,000	9,200,000
Balance at the beginning at Mar. 31, 2023	$ 94,499,825		$ 14	$ 230							(9,371,529)				(9,371,285)
Balance at the beginning (in shares) at Mar. 31, 2023			138,000	2,300,000
Balance at the beginning (in shares) at Mar. 31, 2023	9,200,000
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest earned	$ 867,794
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned											(867,794)				(867,794)
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payment	920,000										(920,000)				(920,000)
Net loss											(5,165,243)				(5,165,243)
Balance at the end at Jun. 30, 2023	$ 96,287,319		$ 14	$ 230							(16,324,566)				(16,324,322)
Balance at the end (in shares) at Jun. 30, 2023			138,000	2,300,000
Balance at the end (in shares) at Jun. 30, 2023	9,200,000
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest earned	$ 962,090
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned											(962,090)				(962,090)
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payment	920,000										(920,000)				(920,000)
Net loss											(3,543,878)				(3,543,878)
Balance at the end at Sep. 30, 2023	$ 98,169,709		$ 14	$ 230							$ (21,750,534)				$ (21,750,290)
Balance at the end (in shares) at Sep. 30, 2023			138,000	2,300,000
Balance at the end at Sep. 30, 2023		$ 98,169,709
Balance at the end (in shares) at Sep. 30, 2023	9,200,000	9,200,000

[1]	Includes an aggregate of up to 300,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7). On May 10, 2022, the Sponsor surrendered 575,000 founder shares, for no consideration, resulting in the Sponsor and directors continuing to hold 2,300,000 shares of Class B common stock. All share and per-share amounts have been retroactively restated to reflect the share surrender (Note 8).